Noncontrolling Interests - Summary of Redeemable Noncontrolling Interests (Detail) - STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member] - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Redeemable Noncontrolling Interest [Line Items]
Beginning balance	$ 343.6	$ 321.2	$ 219.1
Net loss attributable to redeemable noncontrolling interests	(14.9)	(9.2)	(17.7)
Noncontrolling interests discount accretion	0.0	13.2	22.7
Adjustments to redemption value	83.4	78.4	98.6
Other	93.2	1.7	0.0
Cash distributions	(1.0)	(6.6)	(1.5)
Purchase of noncontrolling interest	(194.6)	(55.1)	0.0
Ending balance	$ 123.3	$ 343.6	$ 321.2